UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     August 14, 2007

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:  $3,080,695

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AVID TECHNOLOGY, INC.               COM          05367P100   256389  7252883 SH       SOLE                  7252883
BOSTON SCIENTIFIC CORP.             COM          101137107     9456   616400 SH       SOLE                   616400
CAREER EDUCATION CORP.              COM          141665109   267026  7907200 SH       SOLE                  7907200
CB RICHARD ELLIS GROUP INC.         COM          12497T101   797940 21861364 SH       SOLE                 21861364
ELECTRONICS FOR IMAGING, INC.       COM          286082102    91019  3225352 SH       SOLE                  3225352
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    81113  8529236 SH       SOLE                  8529236
GETTY IMAGES, INC.                  COM          374276103   163038  3410133 SH       SOLE                  3410133
THE HOME DEPOT, INC.                COM          437076102     3935   100000 SH       SOLE                   100000
JANUS CAPITAL GROUP, INC.           COM          47102X105   507003 18211322 SH       SOLE                 18211322
KINETIC CONCEPTS, INC.              COM          49460W208   365114  7045792 SH       SOLE                  7045792
LCA-VISION, INC.                    COM          501803308    19471   412000 SH       SOLE                   412000
MACROVISION CORP.                   COM          555904101    80060  2663335 SH       SOLE                  2663335
NU SKIN ENTERPRISES, INC.           CL A COM     67018T105    55263  3349300 SH       SOLE                  3349300
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    14622   919603 SH       SOLE                   919603
QUICKSILVER, INC.                   COM          74838C106    15400  1089900 SH       SOLE                  1089900
SYMANTEC CORP.                      COM          871503108     4646   230000 SH       SOLE                   230000
SYMMETRY MEDICAL, INC.              COM          871546206    26940  1682700 SH       SOLE                  1682700
USG CORP.                           COM          903293405   117696  2400000 SH       SOLE                  2400000
WEBSENSE, INC                       COM          947684106    68879  3241356 SH       SOLE                  3241356
WILLIAMS SONOMA, INC.               COM          969904101    60002  1900000 SH       SOLE                  1900000
ZEBRA TECHNOLOGIES CORP.            CL A COM     989207105    75683  1953601 SH       SOLE                  1953601